SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Cash, Cash Equivalents and Time Deposits
	December 31,
	2013	2014
	US$	US$
RMB denominated bank deposits with financial institutions in the PRC	35,234,336	58,639,210
US dollar denominated bank deposits with a financial institutions in the PRC	1,669,384	36,216,381
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	1,378,195	771,786
HK dollar denominated bank deposits with a financial institution in HK SAR	5,017	7
RMB denominated bank deposits with a financial institution in HK SAR	414	412
RMB denominated bank deposits in the Singapore	—	71,178,287